CAPITAL AND RESERVES - Hedging Reserve Rollforward (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of reserves within equity [line items]
Equity at beginning of period	$ 337,916
Equity at end of period	438,714
Reserve of cash flow hedges
Disclosure of reserves within equity [line items]
Equity at beginning of period	0
Gain/(loss) arising on changes in fair value of hedging instruments during the period	298
(Gain)/loss reclassified to profit or loss – hedged item has affected profit or loss	54
Equity at end of period	$ 352